----------------------------
                                                    OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number: 3235-0578

                                                    Expires: May 31, 2007

                                                    Estimated average burden
                                                    hours per response: 21.09
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07677
                                   ---------------------------------------------

                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 8401 Colesville Road, Suite 320       Silver Spring, Maryland        20910
--------------------------------------------------------------------------------
                (Address of principal executive offices)            (Zip code)

                                Eugene A. Profit

 Profit Investment Management 8401 Colesville Road Silver Spring, Maryland 20910
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (301) 650-0059
                                                     ----------------------

Date of fiscal year end:        September 30, 2006
                          ---------------------------------------

Date of reporting period:       December 31, 2005
                          ---------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


THE PROFIT FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================

   SHARES     COMMON STOCKS - 100.6%                                  VALUE
--------------------------------------------------------------------------------

              AEROSPACE & DEFENSE - 4.7%
       2,300  General Dynamics Corp.                              $    262,315
       5,000  United Technologies Corp.                                279,550
                                                                  ------------
                                                                       541,865
                                                                  ------------
              AIR FREIGHT & LOGISTICS - 2.2%
       2,443  FedEx Corp.                                              252,582
                                                                  ------------

              BEVERAGES - 2.6%
      10,600  Pepsi Bottling Group, Inc. (The)                         303,266
                                                                  ------------

              BIOTECHNOLOGY - 5.0%
       4,027  Amgen, Inc. (a)                                          317,569
       5,025  Gilead Sciences, Inc. (a)                                264,466
                                                                  ------------
                                                                       582,035
                                                                  ------------
              BUILDING PRODUCTS - 2.8%
       8,050  American Standard Cos., Inc.                             321,598
                                                                  ------------

              COMMERCIAL BANKS - 1.8%
       4,600  Bank of America Corp.                                    212,290
                                                                  ------------

              COMPUTERS & PERIPHERALS - 5.1%
      22,470  EMC Corp. (a)                                            306,041
      10,000  Hewlett-Packard Co.                                      286,300
                                                                  ------------
                                                                       592,341
                                                                  ------------
              DIVERSIFIED FINANCIAL SERVICES - 11.1%
           3  Berkshire Hathaway, Inc. - Class A (a)                   265,860
       6,108  Countrywide Financial Corp.                              208,832
      20,000  Friedman, Billings, Ramsey Group, Inc. - Class A         198,000
       5,500  MGIC Investment Corp.                                    362,010
       5,775  Washington Mutual, Inc.                                  251,213
                                                                  ------------
                                                                     1,285,915
                                                                  ------------
              ELECTRIC UTILITIES - 1.0%
       2,700  DTE Energy Co.                                           116,613
                                                                  ------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.2%
      20,000  Western Digital Corp. (a)                                372,200
                                                                  ------------

              FOOD & DRUG RETAILING - 5.5%
       4,900  McCormick & Co., Inc.                                    151,508
       6,000  Sysco Corp.                                              186,300
       6,725  Walgreen Co.                                             297,648
                                                                  ------------
                                                                       635,456
                                                                  ------------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================

   SHARES     COMMON STOCKS - 100.6% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
      10,500  Cytyc Corp. (a)                                     $    296,415
       5,934  Medtronic, Inc.                                          341,620
                                                                  ------------
                                                                       638,035
                                                                  ------------
              HEALTH CARE PROVIDERS & SERVICES - 4.3%
       3,500  Aetna, Inc.                                              330,085
       3,200  Quest Diagnostics, Inc.                                  164,736
                                                                  ------------
                                                                       494,821
                                                                  ------------
              HOUSEHOLD PRODUCTS - 2.7%
       6,594  Wal-Mart Stores, Inc.                                    308,599
                                                                  ------------

              INDUSTRIAL CONGLOMERATES - 6.0%
       6,161  Danaher Corp.                                            343,661
       9,940  General Electric Co.                                     348,397
                                                                  ------------
                                                                       692,058
                                                                  ------------
              INTERNET & CATALOG RETAIL - 2.8%
       7,507  eBay, Inc. (a)                                           324,678
                                                                  ------------

              INTERNET SOFTWARE & SERVICES - 2.5%
      16,972  Cisco Systems, Inc. (a)                                  290,561
                                                                  ------------

              INSURANCE - 3.0%
       4,000  Hartford Financial Services Group, Inc. (The)            343,560
                                                                  ------------

              LEISURE EQUIPMENT & PRODUCTS - 1.9%
       4,409  Polaris Industries, Inc.                                 221,332
                                                                  ------------

              MACHINERY - 2.0%
       4,000  Caterpillar, Inc.                                        231,080
                                                                  ------------

              MEDIA - 5.3%
      16,817  Sirius Satellite Radio, Inc. (a)                         112,674
      12,647  Walt Disney Co. (The)                                    303,148
       6,993  XM Satellite Radio Holdings, Inc. - Class A (a)          190,769
                                                                  ------------
                                                                       606,591
                                                                  ------------
              MULTILINE RETAIL - 1.9%
       4,000  Target Corp.                                             219,880
                                                                  ------------

              OIL, GAS & CONSUMABLE FUELS - 5.6%
       4,500  Marathon Oil Corp.                                       274,365
       8,333  XTO Energy, Inc.                                         366,152
                                                                  ------------
                                                                       640,517
                                                                  ------------
              PHARMACEUTICALS - 3.0%
       5,613  Barr Pharmaceuticals, Inc. (a)                           349,634
                                                                  ------------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================

   SHARES     COMMON STOCKS - 100.6% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
       8,000  NVIDIA Corp. (a)                                    $    292,480
                                                                  ------------

              SPECIALTY RETAIL - 1.8%
       9,000  Staples, Inc.                                            204,390
                                                                  ------------

              SOFTWARE - 4.8%
       9,101  Adobe Systems, Inc.                                      336,373
      12,388  Symantec Corp. (a)                                       216,790
                                                                  ------------
                                                                       553,163
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $9,919,059)               $ 11,627,540
                                                                  ------------

================================================================================

   SHARES     MONEY MARKET FUNDS - 1.4%                               VALUE
--------------------------------------------------------------------------------

       8,121  Fidelity Institutional Cash Portfolio - Government  $      8,121
     157,607  Evergreen Institutional                                  157,607
                                                                  ------------
              TOTAL MONEY MARKET FUNDS (Cost $165,728)            $    165,728
                                                                  ------------

              TOTAL INVESTMENT SECURITIES AT VALUE - 102.0%
               (Cost $10,084,787)                                 $ 11,793,268

              LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0%)          (233,207)
                                                                  ------------

              NET ASSETS - 100.0%                                 $ 11,560,061
                                                                  ============

(a) Non-income producing security.

See accompanying notes to portfolio of investments.

THE PROFIT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)


1. SECURITIES VALUATION

   The Profit Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2. SECURITY TRANSACTIONS

   Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

   The following is computed on a tax basis for each item as of December 31, 2005:

               Cost of portfolio investments           $     10,084,787
                                                       ================

               Gross unrealized appreciation           $      1,937,095
               Gross unrealized depreciation                   (228,614)
                                                       ----------------

               Net unrealized appreciation             $      1,708,481
                                                       ================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Profit Funds Investment Trust
             ---------------------------------------------------------



By (Signature and Title)*    /s/ Eugene A. Profit
                           -------------------------------------------
                           Eugene A. Profit, President

Date          February 15, 2006
      ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Eugene A. Profit
                           -------------------------------------------
                           Eugene A. Profit, President

Date          February 15, 2006
      ----------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------------------------
                           Mark J. Seger, Treasurer

Date         February 15, 2006
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.